INVENTORIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 16,521,066	$ 12,785,087
Work-in-progress	153,666	144,158
Finished goods	3,463,169	5,821,525
Inventories	$ 20,137,901	$ 18,750,770